Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties
28.	Related parties
Parent and ultimate controlling party
There is no single ultimate controlling party.
Although the shares of the Company are widely held, certain institutional investors hold meaningful positions.
Transactions with key management personnel
Board members of the Company, executive officers and top managers of major Group’s entities are deemed to be key management personnel. There were no other transactions with key management personnel other than their respective compensation.
Key management personnel compensation
In addition to their salaries, the Company also provides non-cash benefits to board members and executive officers.
Executive officers also participate in the Company’s stock option and performance contingent restricted share unit and performance share unit plans and board members are entitled to deferred share units, as described in note 2
1
. Costs incurred for key management personnel in relation to these plans are detailed below.
Key management personnel compensation comprised:

	2022	2021

Short-term benefits	16,858	14,427

Post-employment benefits	800	793

Equity-settled share-based payment transactions	10,874	11,031

	28,532	26,251